OTHER (INCOME) EXPENSES, NET (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)
Adjustment of purchase price of subsidiary sold						$ (101)	[1]		[1]
Impairment of goodwill and intangible assets (2)					[2]	929	[2]	922
Gain on sale of subsidiary (1)	[1]					(951)
prior years expenses				940
Other				(104)		(145)		(66)
Other expenses, net				$ 836		$ (268)		$ 856
Mapa Internet Ltd. [Member] | Scenario, Forecast [Member]
Total consideration		$ 600
Mapa Internet Ltd. [Member] | Scenario, Forecast [Member] | Israel, New Shekels
Total consideration | ₪			₪ 2,300

[1]	On December 31, 2015, the Company sold its entire holding in the subsidiary Mapa Internet Ltd. for a total consideration of NIS 2.3 million (approximately US$ 600,000).Management does not believe that the sale of Mapa internet Ltd represents a strategic shift for the company. As a result, the above transaction has not been reflected in the accompanying consolidated financial statements as discontinued operations
[2]	See Notes 7, 8 and 1N.